Benefit Plans - Summary of Fair Value Of Pension Assets And Liabilities Benefit Plan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Pension assets	$ 7,521
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets	7,404
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Pension assets	$ 117